Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires companies to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets,” “secured borrowing” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

●	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
●	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund’s board of trustees in connection with their designation of the Fund’s investment adviser as the valuation designee that are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee will evaluate the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Where there may not be a readily available market value for some of the investments in the Fund’s portfolio, the fair value of a portion of the Fund’s investments may be determined using unobservable inputs.

The Fund’s portfolio investments classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA. EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues or, in the case of certain portfolio companies in the power generation industry, kilowatt capacity. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind-down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The following table presents fair value measurements of investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2025:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
First lien senior secured loans	$—	$6,617,396	$10,542,870	$17,160,266
Second lien senior secured loans	—	287,211	141,949	429,160
Senior subordinated loans	—	5,086	1,063,756	1,068,842
Corporate bonds	—	—	99,063	99,063
Collateralized loan obligations	—	—	1,051,264	1,051,264
Commercial mortgage-backed securities	—	—	99,962	99,962
Private asset-backed investments	—	—	300,947	300,947
Investments in joint ventures	—	—	391,000	391,000
Preferred equity	—	—	317,476	317,476
Other equity	—	—	489,521	489,521
Investments not measured at net asset value	$—	$6,909,693	$14,497,808	$21,407,501
Investments measured at net asset value(1)				101,097
Total investments				$21,508,598
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(10,885)	$(10,885)
Derivatives:
Foreign currency forward contracts	$—	$(22,867)	$—	$(22,867)
Interest rate swaps	$—	$58,008	$—	$58,008
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statements of assets and liabilities.

The following table presents fair value measurements of investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2024:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
First lien senior secured loans	$—	$5,481,780	$4,648,527	$10,130,307
Second lien senior secured loans	—	128,558	29,942	158,500
Senior subordinated loans	—	—	213,500	213,500
Corporate bonds	—	—	65,312	65,312
Collateralized loan obligations	—	—	370,985	370,985
Commercial mortgage-backed securities	—	—	29,161	29,161
Private asset-backed investments	—	—	208,357	208,357
Preferred equity	—	—	122,570	122,570
Other equity	—	—	247,144	247,144
Investments not measured at net asset value	$—	$5,610,338	$5,935,498	$11,545,836
Investments measured at net asset value(1)				3,313
Total investments				$11,549,149
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(5,572)	$(5,572)
Derivatives:
Foreign currency forward contracts	$—	$8,506	$—	$8,506
Interest rate swaps	$—	$(28,598)	$—	$(28,598)
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statements of assets and liabilities.

The following tables summarize the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of December 31, 2025 and 2024. The tables are not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

	As of December 31, 2025
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$10,364,836	Yield analysis	Market yield	5.5% – 19.1%	9.1%
	167,884	Broker quotes	N/A	N/A	N/A
	10,150	Transaction Cost	N/A	N/A	N/A
Second lien senior secured loans	141,949	Yield analysis	Market yield	8.2% – 19.6%	12.9%
Senior subordinated loans	1,032,512	Yield analysis	Market yield	7.0% – 24.7%	10.6%
	31,244	Transaction Cost	N/A	N/A	N/A
Corporate bonds	99,063	Broker quotes	N/A	N/A	N/A
Collateralized loan obligations	1,047,274	Broker quotes	N/A	N/A	N/A
	3,990	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	99,962	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	202,865	Yield analysis	Market yield	4.0% – 13.8%	8.7%
	50,750	Broker quotes	N/A	N/A	N/A
	41,570	Transaction cost	N/A	N/A	N/A
	5,762	Income (other)	Constant default rate	0.0% – 7.0%	1.7%
Investments in joint ventures	391,000	Yield analysis	Market yield	10.0%	10.0%
Preferred equity	165,475	EV market multiple analysis	EBITDA multiple	7.1x – 22.5x	12.4x
	152,001	Yield analysis	Market yield	9.8% – 15.0%	12.9%
Other equity	489,521	EV market multiple analysis	EBITDA multiple	7.2x – 33.0x	15.1x
Total investments	$14,497,808
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

	As of December 31, 2024
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$4,384,607	Yield analysis	Market yield	6.3% – 15.8%	10.0%
	263,920	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	29,942	Yield analysis	Market yield	9.6% – 16.0%	11.3%
Senior subordinated loans	213,500	Yield analysis	Market yield	8.4% – 18.3%	11.3%
Corporate bonds	40,286	Broker quotes	N/A	N/A	N/A
	25,026	Transaction cost	N/A	N/A	N/A
Collateralized loan obligations	344,155	Broker quotes	N/A	N/A	N/A
	26,830	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	29,161	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	99,799	Yield analysis	Market yield	2.6% – 13.8%	8.8%
	74,643	Transaction cost	N/A	N/A	N/A
	29,782	Broker quotes	N/A	N/A	N/A
	4,133	Income (other)	Constant default rate	0.0% – 10.3%	4.0%
Preferred equity	67,424	Yield analysis	Market yield	9.8% – 15.0%	12.5%
	55,146	EV market multiple analysis	EBITDA multiple	3.4x – 23.0x	18.1x
Other equity	247,144	EV market multiple analysis	EBITDA multiple	8.0x – 34.6x	12.7x
Total investments	$5,935,498
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2025:

As of and For the Year Ended
December 31, 2025
Balance as of December 31, 2024	$5,935,498
Net realized gains	31,058
Net unrealized gains	145,112
Purchases	10,392,681
Sales	(585,311)
Repayments	(1,187,965)
PIK interest and dividends	81,200
Net accretion of discount on investments	25,821
Transfers into Level 3	337,669
Transfers out of Level 3	(677,955)
Balance as of December 31, 2025	$14,497,808

Investments were transferred into and out of Level 3 during the year ended December 31, 2025 generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

As of December 31, 2025, the net unrealized appreciation on the investments that use Level 3 inputs was $194,934.

For the year ended December 31, 2025, the total amount of gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to the Fund’s Level 3 assets still held as of December 31, 2025, and reported within the net unrealized gains (losses) on investments and foreign currency transactions in the Fund’s consolidated statements of operations, was $149,047.

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2024:

As of and For the Year Ended December 31, 2024
Balance as of December 31, 2023	$1,002,343
Net realized gains	4,037
Net unrealized gains	51,957
Purchases	5,368,849
Sales	(159,181)
Repayments	(207,091)
PIK interest and dividends	24,834
Net accretion of discount on investments	10,729
Transfers into Level 3	153,782
Transfers out of Level 3	(314,761)
Balance as of December 31, 2024	$5,935,498

Investments were transferred into and out of Level 3 during the year ended December 31, 2024 generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

As of December 31, 2024, the net unrealized appreciation on the investments that use Level 3 inputs was $61,136.

For the year ended December 31, 2024, the total amount of gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to the Fund’s Level 3 assets still held as of December 31, 2024, and reported within the net unrealized gains (losses) on investments and foreign currency transactions in the Fund’s consolidated statements of operations was $52,042.

The following are the carrying and fair values of the Fund’s debt obligations as of December 31, 2025 and 2024.

	As of December 31,
	2025			2024
	Carrying Value(1)		Fair Value(6)	Carrying Value(1)		Fair Value(6)
Revolving Credit Facility	$2,525,642		$2,525,642	$489,453		$489,453
SG Funding Facility	612,811		612,811	861,811		861,811
SB Funding Facility	400,000		400,000	75,000		75,000
BNP Funding Facility	900,000		900,000	250,000		250,000
January 2037 CLO Notes (principal amount outstanding of $476,000)(2)	473,310	(3)	473,310	473,120	(3)	473,120
April 2038 CLO Debt (principal amount outstanding of $350,000 and $0, respectively)(2)	348,196	(3)	348,196	—		—
January 2039 CLO Debt (principal amount outstanding of $532,000 and $0, respectively)(2)	529,820	(3)	529,820	—		—
March 2028 Notes (principal amount outstanding of $1,000,000)	1,004,008	(3)(4)	1,013,110	984,492	(3)(4)	1,000,510
September 2028 Notes (principal amount outstanding of $600,000 and $0, respectively)	597,103	(3)(4)	604,992	—		—
January 2029 Notes (principal amount outstanding of $600,000 and $0, respectively)	589,036	(3)(4)	593,616	—		—
August 2029 Notes (principal amount outstanding of $700,000)	705,261	(3)(4)	717,759	687,445	(3)(4)	712,824
February 2030 Notes (principal amount outstanding of $750,000)	731,239	(3)(4)	757,665	705,863	(3)(4)	740,565
September 2030 Notes (principal amount outstanding of $500,000 and $0, respectively)	496,117	(3)(4)	505,680	—		—
January 2031 Notes (principal amount outstanding of $500,000 and $0, respectively)	483,459	(3)(4)	491,060	—		—
March 2032 Notes (principal amount outstanding of $750,000 and $0, respectively)	764,594	(3)(4)	770,467	—		—
Total	$11,160,596	(5)	$11,244,128	$4,527,184	(5)	$4,603,283
(1)	The Revolving Credit Facility, the SG Funding Facility, the SB Funding Facility and the BNP Funding Facility carrying values are the same as the principal amounts outstanding.
(2)	Excludes the January 2037 CLO Subordinated Notes, the April 2038 CLO Subordinated Notes and the January 2039 CLO Subordinated Notes, which were retained by the Fund and, as such, eliminated in consolidation. See Note 5 for more information on the Debt Securitizations.
(3)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(4)	The carrying value of the March 2028 Notes, the September 2028 Notes, the January 2029 Notes, the August 2029 Notes, the February 2030 Notes, the September 2030 Notes, the January 2031 Notes and the March 2032 Notes as of December 31, 2025 includes adjustments as a result of effective hedge accounting relationships. The carrying value of the March 2028 Notes, the August 2029 Notes and the February 2030 Notes as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Notes 5 and 6 for more information.
(5)	Total principal amount of outstanding debt totaled $11,194,548 and $4,602,317 as of December 31, 2025 and 2024, respectively.
(6)	The fair value of the debt obligations would be categorized as Level 2 under ASC 820-10.